Segmented Information and Economic Dependence (Tables)	9 Months Ended
Jan. 31, 2026
Disclosure of operating segments [abstract]
Summary of Geographical Segments

The Company’s revenues are allocated to geographic regions for the three and nine months ended January 31, 2026 and 2025 as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2026 $	2025 $	2026 $	2025 $
United States of America	2,585	1,255	7,434	5,793
Europe	1,319	1,033	2,738	1,193
Canada	69	43	292	102
Australia	121	383	365	753
Other	64	14	614	38
	4,158	2,728	11,443	7,879

The Company’s non-current assets are allocated to geographic regions as of January 31, 2026 and April 30, 2025 as follows:

	January 31, 2026 $	April 30, 2025 $
North America - Corporate	85	80
North America	3,854	4,167
Belgium	233	268
Netherlands	—	21,172
	4,172	25,687

Geographic segmentation of the Company’s net loss for the three and nine months ended January 31, 2026 and 2025 is as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2026 $	2025 $	2026 $	2025 $
North America - Corporate	(1,942)	(2,110)	8,626	(6,607)
North America	180	266	2,059	421
Belgium	(1,758)	(19,736)	(5,255)	(22,434)
Netherlands	(410)	59	(15,514)	547
	(3,930)	(21,521)	(10,084)	(28,073)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the three and nine months ended January 31, 2026 and 2025 is as follows:

	Three months ended January 31,		Nine months ended January 31,
Interest and accretion (in thousands)	2026 $	2025 $	2026 $	2025 $
North America - Corporate	—	—	—	44
North America	115	54	172	166
Belgium	—	—	—	4
Netherlands	—	(3)	—	(5)
	115	51	172	209

	Three months ended January 31,		Nine months ended January 31,
Amortization and depreciation (in thousands)	2026 $	2025 $	2026 $	2025 $
North America - Corporate	3	1	5	4
North America	196	163	563	496
Belgium	19	541	58	1,591
Netherlands	—	—	2	—
	218	705	628	2,091

Summary of Revenues Allocated According to Revenue Types

The Company’s revenues are allocated according to revenue types for the three and nine months ended January 31, 2026 and 2025 as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2026 $	2025 $	2026 $	2025 $
Project revenue	4,110	2,654	11,294	7,705
Product sales revenue	—	2	1	7
Cryostorage revenue	48	72	148	167
	4,158	2,728	11,443	7,879